REVENUE - Contract Balances (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018
Revenue from Contract with Customer [Abstract]
Accounts receivable, net	$ 1,929	$ 2,475
Contract with customer, asset	191	290
Contract with customer, liability	$ 1,245	$ 992